Note 9 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Premises and equipment	$ 4,502	$ 5,657
Accumulated depreciation	(2,876)	(3,001)
Premises and equipment, net	1,626	2,656
Land and Land Improvements [Member]
Premises and equipment	0	292
Building [Member]
Premises and equipment	0	1,581
Leasehold Improvements [Member]
Premises and equipment	605	641
Furniture and Fixtures [Member]
Premises and equipment	$ 3,897	$ 3,143